Consolidated Statement of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
REVENUE
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Total revenue	205,155	205,679	205,858
COST OF REVENUE
Product	30,192	33,346	32,862
Service	54,801	56,511	58,359
Total cost of revenue	84,993	89,857	91,221
Gross profit	120,162	115,822	114,637
OPERATING EXPENSES
Research and development	25,664	27,468	27,469
Sales and marketing	33,549	31,381	29,643
General and administrative	20,774	20,994	19,899
Restructuring charges	3,531	2,368	1,694
(Gain) on sale of subsidiary			(3,655)
Management and transaction costs	1,200	1,200	1,117
Total operating expenses	84,718	83,411	76,167
Profit from operations	35,444	32,411	38,470
Interest income	28	205	80
Interest expense	(49,996)	(48,334)	(43,728)
Loss on extinguishment of debt	(939)	(1,222)	(3,751)
Gain (loss) on change in fair value for embedded derivatives	4,752	(8,873)	(297)
Other expense, net	(225)	(64)	(1,454)
Loss before income taxes	(10,936)	(25,877)	(10,680)
Provision (benefit) for income taxes	2,532	(6,875)	1,520
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)